Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

18.   Commitments and contingencies

Contractual commitments

As of December 31, 2019, there were no material contractual purchase commitments.

Claims and Contingencies

Joint ventures claims and accruals

Under the Neptune and the Cape Ann time charters, the joint ventures undertake to ensure that the vessel meets specified performance standards at all times during the term of the time charters. The performance standards include the vessel not exceeding a maximum average daily boil-off of LNG, subject to certain contractual exclusions, as specified in the time charter. Pursuant to the charters, the hire rate is subject to deduction by the charterer by, among other things, sums due in respect of the joint ventures’ failure to satisfy the specified performance standards during the period. The charterer requested that the joint ventures calculate and present the boil-off since the beginning of the charters, compared with maximum average daily boil-off allowed under the time charter. The charters for the Neptune and Cape Ann started in 2009 and 2010, respectively. On September 8, 2017, the charterer notified the joint ventures that it was formally making a claim for compensation in accordance with the provisions of the charters for a stated quantity of LNG exceeding the maximum average daily boil-off since the beginning for the charters. The claim asserted a gross amount of compensation of $58 million for the excess boil-off volume but the claim recognized that the calculations for the amount required adjustment for allowable exclusions under the charters. Accruals are recorded for loss contingencies or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. As of September 30, 2017, the joint ventures determined the liability associated with the boil-off claim was probable and could be reasonably estimated resulting in a total accrual of $23.7 million which was recorded as a reduction of time charter revenues in the third quarter of 2017. The Partnership’s  50% share of the accrual was approximately $11.9 million, which remained unchanged as of December 31, 2017. As a precaution, the joint ventures have suspended payments on their shareholder loans as of September 30, 2017 pending the outcome of the boil-off claim. Refer to note 10. The charterer and the joint ventures referred the claim to arbitration. The charterer’s claim as submitted in the arbitration request was for a gross amount of $52 million, covering a shorter time period for the time period for the first performance period as defined in the time charters, as well as interest and expenses. The charterer reserved it right to make a further claim with respect to subsequent performance periods. Subsequently, the charterer and the joint ventures asked the arbitration tribunal for a partial determination on certain key contractual interpretations and the proceedings commenced in November 2018.

In March 2019, the tribunal’s determination was received. The determination did not cover all the questions of contractual interpretation on which there is disagreement between the parties. With the exception of one issue, the tribunal’s conclusions on the contractual interpretations were unambiguous. For the remaining issue related to the calculation of a deduction from the gross claim, the tribunal did not specify how the deduction should be determined. As a result, there remained significant uncertainty in the evaluation of the potential outcome of the boil-off claim. Based on the tribunal’s determination, the joint ventures updated their estimates to cover the period from the start of the time charters to December 31, 2018. Accordingly, the range of estimates is not directly comparable to the $52 million gross claim initially raised by the charterer through the end of the defined performance period. Depending on interpretations of the tribunal’s determination for the deduction to the gross claim and the other disputed contractual provisions, the joint ventures estimate that their aggregate liability associated with the boil-off claim is in the millions of dollars and could range between the mid-to-upper teens to the mid-$30’s, of which the Partnership’s share would be 50%. Based upon the additional information from the tribunal’s determination and updated estimates of the potential range of liability, the joint ventures concluded the existing accrual of $23.7 million continued to represent their best estimate of the probable liability as of December 31, 2018. Accordingly, the accrual was unchanged as of December 31, 2018. The Partnership’s  50% share of the accrual remained at approximately $11.9 million as of December 31, 2018.

On June 14, 2019, the charterer served an updated claim submission for approximately $54 million to the tribunal, incorporating claims for the second performance period and certain other claims. The owners did not agree with the charterer’s claims or its interpretation of the deduction to the gross claim in accordance with the tribunal’s determination. The joint ventures assessed the additional information available and updated the estimates for the potential range of outcomes for each quarter during 2019.The joint ventures concluded the recorded accrual continued to be the best estimate within the range.

The parties have continued discussions with the objective of reaching a negotiated solution to settle the boil-off claim. In February 2020, each of the joint ventures and the charterer reached a commercial settlement addressing all the past and future claims related to boil-off with respect to the Neptune and the Cape Ann. The settlement amount is in line with the accrual made by the joint ventures. Accordingly, the accrual was unchanged as of December 31, 2019. The settlement reached was subject to executing final binding agreements between the parties and the necessary board of directors’ and lenders’ approvals. The final settlement and release agreements were signed on and had an had an effective date of April 1, 2020. Refer to note 23. Among other things, the settlement provides that 1) the boil-off claim, up to the effective date of the settlement agreements, will be settled for an aggregate amount of $23.7 million, paid in instalments during 2020, 2) the costs of arbitration will be equally split between the parties and each party will settle its legal and other costs, 3) the joint ventures have or will implement technical upgrades on the vessels at their own cost to minimize boil-off, and 4) the relevant provisions of the time charters will be amended regarding the computation and settlement of prospective boil-off claims.

Höegh LNG and the other major owner guarantee the performance and payment obligations of the joint ventures under the time charters.

The Partnership will be indemnified by Höegh LNG for its share of the cash impact of the settlement, the arbitration costs and any legal expenses, the technical modifications of the vessels and any prospective boil-off claims or other direct impacts of the settlement agreement. The remaining costs to be incurred for the technical modifications of the vessels are estimated to be $0.8 million, of which the Partnership’s  50% share would be $0.4 million. Höegh LNG will indemnify the Partnership for the Partnership’s share of such costs. For the year ended December 31, 2018 the Partnership received indemnification payments of $0.3 million from Höegh LNG, related to the boil-off claim. Indemnification payments were recorded as contributions to equity. Refer to note 15.

Indonesian corporate income tax

Based upon the Partnership’ s experience in Indonesia, tax regulations, guidance and interpretation in Indonesia may not always be clear and may be subject to alternative interpretations or changes in interpretations over time. The Partnership's Indonesian subsidiary is subject to examination by the Indonesian tax authorities for the years from 2015 through 2018 for up to five years following the completion of a fiscal year.  As a result, it is likely there will be an examination by the Indonesian tax authorities for the tax return for 2015 during 2020. For December 31, 2019, the Indonesian subsidiary plans to request a refund for overpayment of estimated taxes for 2019 when filing the 2019 tax return which will result in an automatic examination of the tax return for the year ended December 31, 2019. The examinations may lead to ordinary course adjustments or proposed adjustments to the Partnership’s taxes with respect to years under examination. In December 2018, the examination for the years 2013 and 2014 was completed. Refer to note 7 for additional information. Future examinations may or may not result in changes to the Partnership’ s provisions on tax filings from 2015 through 2019. As of December 31, 2019, the unrecognized tax benefits for uncertain tax positions were $2.3 million.

Indonesian property tax

The Partnership’s Indonesian subsidiary was assessed for Land and Building tax (“property tax”) and penalties of $3.0 million by the Indonesian authorities for the period from 2015 through 2019. The assessment was due to the issuance of the Indonesian Minister of Finance’s Decree No. 186/PMK.03/2019 (“PMK 186/2019”) which defines FSRUs as a “Building” subject to the tax. The Partnership’s Indonesian subsidiary plans to appeal the assessment. Depending on the level of appeal pursued, the appeal process could take a number of years to conclude. There can be no assurance of the result of the appeal or whether the Indonesian subsidiary will prevail. As a result, the property tax and penalties were expensed for the year ended December 31, 2019. Until the appeal is concluded, the Indonesian subsidiary will be required to pay an annual property tax of approximately $0.6 million. Property tax and penalties were reported as a component of vessel operating expense for the year ended December 31, 2019.

PGN LNG claims including delay liquidated damages

The Partnership was indemnified by Höegh LNG for i) any hire rate payments not received under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the acceptance date of the PGN FSRU Lampung and ii) non-budgeted expenses (including warranty costs associated with repairs of the Mooring) incurred in connection with the PGN FSRU Lampung project prior to the date of acceptance, and for iii) certain subsequently incurred non-budgeted costs and expenses.

For the years ended December 31, 2018 and 2017, the Partnership received indemnification payments from Höegh LNG for non-budgeted expenses (including warranty provisions, other non-budgeted expenses and replacement capital expenditure) of $0.9 million and $1.6 million, respectively, which were recorded as a contribution to equity. Indemnification payments received from Höegh LNG are subject to repayment to the extent the amounts are subsequently recovered from insurance or deemed reimbursable by the charterer.

For the year ended December 31, 2019 and 2018, the Partnership refunded to Höegh LNG approximately $0.1 million and $2.4 million, respectively, related to insurance proceeds received related to the warranty provision and costs for previous years determined to be reimbursable by the charterer. For the year ended December 31, 2017, the Partnership refunded to Höegh LNG approximately $2.5 million related to previously recognized revenue from 2014 that was deemed reimbursable in 2017 and an additional cost recovery of $1.5 million, which was recorded as a cash distribution from equity. Refer to note 15.

Höegh Gallant claims and indemnification

In the third quarter of 2017, the Partnership began investigating with EgyptCo a performance measure included in EgyptCo’s charter with respect to the Höegh Gallant. The investigation included whether such a performance measure is directly linked to a specified performance standard which could result in a customer claim for reduced hire or damages and legal basis for a potential claim, if any. No accrual was recorded. In October 2018, EgyptCo reached an agreement with EgyptCo’s charterer that there would be no reduction in hire for this performance measure.

The Partnership was indemnified by Höegh LNG for losses incurred in connection with the commencement of services under the time charter with EgyptCo (including technical issues) incurred in connection with the Höegh Gallant.

For the years ended December 31, 2018 and 2017, the Partnership received indemnification payments from Höegh LNG for losses incurred in connection with the time charter with EgyptCo of $0.5 million and $0.5 million, respectively, which were recorded as contributions to equity. Refer to note 15.